                                  MAGNA FUNDS
                            LETTER TO SHAREHOLDERS

We are pleased to send you the Semi-Annual Report for the period ended February 28, 1997 for the Magna Funds, consisting of Magna Growth & Income Fund and Magna Intermediate Government Bond Fund. Aggregate net assets and shares outstanding have continued to grow as we approach our third full year of operation. Total net assets reached over $112,000,000 from continued inflow of funds from existing and new shareholders and from the stock market advances.

The stock market continued to advance through the first six months of our fiscal year. However, the bond market has become weaker as interest rates have risen. This reflects concerns regarding the rate of economic growth and potential for an increase in the rate of inflation. Rising interest rates have contributed to the growing expectation for a stock market correction. It is difficult to predict what lies ahead for either market through the balance of this fiscal year.

Considering market conditions, we continue to believe that the prudent investor should take a long-term view of financial markets. The investor who tries to "time the market" runs the risk of missing upward movements while rarely avoiding downturns.

We look forward to reporting to you again in six months.

Sincerely,

/s/ Barry Hartstone
-------------------
Barry Hartstone
President
April 14, 1997

                          MAGNA GROWTH & INCOME FUND
                           PORTFOLIO MANAGER REPORT

      COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER.

HOW HAS THE FUND           The fund had a total return of 21.7% and 26.7%
PERFORMED OVER THE PAST    exclusive of sales load for the six months and one
SIX MONTH AND ONE YEAR     year ended February 28, 1997, respectively. This
PERIODS?                   compares with the S&P 500 Index returns of 22.5%
                           and 26.1%, respectively. The average growth and income fund tracked by Lipper Analytical returned
                           18.6% and 21.8% for the same six month and one year periods.

WHAT IS THE COMPOSITION    The fund is currently invested in 64 companies
OF THE PORTFOLIO AT THIS   which represent 28 industries. We are broadly
TIME?                      diversified with the single largest equity holding
                           at 3.6% of the portfolio while the ten largest positions represent 24% of the portfolio as of February 28, 1997.

WHAT COMMENTS DO YOU       The market rebounded sharply from the July 1996
HAVE ON THE MARKET AND     stumble and began building momentum going into the
FUND PERFORMANCE?          November elections. Post election analysis--a
                           stalemate in Washington--was seen as good news by the financial markets as the calendar year ended.
                           January saw a rebound in technology, financial and drug stocks. Strong returns were posted by Intel, Dell, Conseco, Chase Manhattan, Lilly and Bristol
                           Myers. During February the focus became the Federal
                           Reserve Chairman's comments about "irrational exuberance" in the financial markets. Concern of an interest rate increase needed to slow a robust economy and stall inflationary pressure overshadowed recent advances.

WHAT'S YOUR OUTLOOK FOR    Rising interest rates, a strong dollar and
THE NEXT SIX MONTHS?       difficult year to year comparisons all combine to
                           create a pensive mood within the market. On the plus side, oil prices have fallen back below $20 per barrel after a rise above $25. Advances in technology continue to post productivity gains and the further opening of global markets will spur long term growth. Long term investors should use any further weakness as a buying opportunity. New money should be dollar cost averaged over the remaining year.

                          MAGNA GROWTH & INCOME FUND
                           COMPARATIVE TOTAL RETURN
                    FOR THE PERIODS ENDED FEBRUARY 28, 1997

                                                                SINCE INCEPTION*
                                            SIX MONTHS ONE YEAR   (ANNUALIZED)
                                            ---------- -------- ----------------
Magna Growth & Income Fund:
  Without sales charge.....................    21.7%     26.7%        22.3%
  With 4% sales charge.....................    16.8      21.7         20.3
Lipper Growth & Income Fund Index..........    18.6      21.8         20.7
S&P 500 Index..............................    22.5      26.1         25.6
Consumer Price Index (CPI).................     1.5       3.0          2.8

--------
* The Fund commenced operations on September 1, 1994.

Past performance is not predictive of future results, Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect fund expenses and portfolio transaction costs, and assume the reinvestment of income, dividends and capital gains distributions. The Lipper Growth & Income Fund Index is composed of thirty funds. The S&P 500 is a broad-based, widely recognized unmanaged index of 500 common stocks. The total return figures for the indices do not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in these indices. It is generally not possible to invest in an index. The CPI is a measure of changes in consumer prices, as determined by a monthly survey of U.S. Bureau of Labor Statistics.

LARGEST STOCK HOLDINGS   PORTFOLIO
FEBRUARY 28, 1997            %
Intel...................    3.6
Dell....................    2.8
Microsoft...............    2.7
Procter & Gamble........    2.6
Phillip Morris..........    2.3
DuPont..................    2.2
Hewlett Packard.........    2.2
General Electric........    2.1
Texaco..................    1.9
Coca Cola...............    1.9

SECTOR WEIGHTINGS        PORTFOLIO
FEBRUARY 28, 1997            %
Basic Industries........    7.3
Capital Goods...........    5.6
Consumer................   29.0
Energy..................    8.2
Finance.................   12.9
General Basics..........    2.4
Services................    3.2
Technology..............   22.2
Transportation..........    0.8
Utilities...............    8.4

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                           PORTFOLIO MANAGER REPORT

      COMMENTS FROM DISCUSSIONS WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER.

HOW HAS THE FUND           The Fund provided a total return of 4.1%, exclusive
PERFORMED OVER THE PAST    of sales loads, for the six month period ended
SIX MONTH AND ONE YEAR     February 28, 1997. In the past twelve months the
PERIODS?                   fund returned 4.5%. This compares to a return of
                           4.5% in the past six months for the Lipper
                           Intermediate Government Bond Fund Index and a 12-month return of 4.2% for the Index.

THE FUND PERFORMED WELL    During the past twelve months interest rates
COMPARED                   increased across the board. The one year treasury
TO THE LIPPER INDEX, BUT   rate rose about 1/2 of 1 percent while the 2 to 5
WHY WAS THE FUND'S         year range treasury rate rose almost 3/4 of 1
PERFORMANCE OF 4.5% FOR    percent. This rise in rates had a negative impact
THE PAST YEAR BELOW THE    on bond values for the year ended February 28,
RETURN OF 10% FROM THE     1997. During the previous year ended February 28,
PREVIOUS YEAR ENDED        1996, interest rates had declined, resulting in an
FEBRUARY 1996?             increase in the value of bond investments.

BASED ON YOUR OUTLOOK      We concluded that for the balance of our fiscal
FOR 1997, HOW HAVE YOU     year any increases in interest rates are likely to
POSITIONED THE FUND FOR    be modest despite concerns regarding the direction
THE FUTURE?                of the economy. We are, therefore, continuing to
                           take advantage of attractive bond yields and have slightly lengthened maturities. The quality of bonds remains high. Over 70% of bonds held are rated AAA by Moody's. No bonds below an A rating by Moody's are held in the portfolio. This reconfirms our commitment to quality.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            COMPARATIVE TOTAL RETURN
                    FOR THE PERIODS ENDED FEBRUARY 28, 1997

                                            SIX MONTHS ONE YEAR SINCE INCEPTION*
                                            ---------- -------- ----------------
Magna Intermediate Government Bond Fund:
 Without sales charge.....................      4.1%     4.5%         6.4%
 With 4% sales charge.....................     (0.6)     0.3          4.7
Lipper Intermediate Government Bond Index.      4.5      4.2          6.8
Lehman Brothers Government/Corporate Bond
 Index:
 1-5 Years................................      3.9      5.1          6.9
 6-10 Years...............................      5.8      4.7          8.6

--------
* The Fund commenced operations on September 1, 1994.

Past performance is not predictive of future results. Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect fund expenses and portfolio transaction costs, and assume the reinvestment of income and capital gains distributions. The Lipper Intermediate Government Bond Index consists of thirty funds. The Lehman Brothers Index is a widely recognized unmanaged index of government and corporate bonds. The total return figures for the indices do not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Indices. It is generally not possible to invest in an index.


                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                         QUALITY RATING OF ASSETS HELD
                      (excluding temporary  investments)
                               FEBRUARY 28, 1997


Percent of Portfolio

                    AAA     AA      A     Baa     Ba       B
                   -----   ----    ---   -----   ----    ----
                   73.0%   18.3%   8.7%   0.0%   0.0%    0.0%

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

     SECURITY DESCRIPTION                                  SHARES      VALUE
     --------------------                                ---------- -----------
COMMON STOCKS - (87.1%)
 AEROSPACE - (1.5%)
  Lockheed Martin Corporation...........................      8,400 $   743,400
                                                                    -----------
 AGRICULTURAL MACHINERY - (0.4%)
  Deere & Company.......................................      5,000     213,125
                                                                    -----------
 AIR TRAVEL - (0.6%)
  Delta Air Lines Incorporated..........................      4,000     322,000
                                                                    -----------
 ALUMINUM - (1.0%)
  Aluminum Company of America...........................      7,000     498,750
                                                                    -----------
 APPAREL & TEXTILES - (1.4%)
  Nike Incorporated.....................................     10,000     718,750
                                                                    -----------
 AUTOMOBILES - (2.0%)
  Chrysler Corporation..................................     16,000     542,000
  Ford Motor Company....................................     14,800     486,550
                                                                    -----------
                                                                      1,028,550
                                                                    -----------
 BANKS - (6.3%)
  Banc One Corporation..................................     12,000     529,500
  Chase Manhattan Corporation New.......................      6,000     600,750
  First Union Corporation...............................     10,000     877,500
  Mellon Bank Corporation...............................      9,150     735,431
  Norwest Corporation...................................     10,000     497,500
                                                                    -----------
                                                                      3,240,681
                                                                    -----------
 BUSINESS SERVICES - (1.0%)
  SunGard Data Systems*.................................     10,000     507,500
                                                                    -----------
 CHEMICALS - (4.0%)
  duPont (EI) de Nemours & Company......................     10,500   1,126,125
  Monsanto Company......................................     25,000     909,375
                                                                    -----------
                                                                      2,035,500
                                                                    -----------
 COMPUTERS & BUSINESS EQUIPMENT - (9.4%)
  Cisco Systems Incorporated............................     10,000     556,250
  Compaq Computer Corporation*..........................     10,000     792,500
  Dell Computer Corporation*............................     20,000   1,422,500
  Hewlett Packard Company...............................     20,000   1,120,000
  Sun Microsystems Incorporated*........................     30,000     926,250
                                                                    -----------
                                                                      4,817,500
                                                                    -----------

                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

     SECURITY DESCRIPTION                                  SHARES      VALUE
     --------------------                                 --------- -----------
COMMON STOCKS - (CONTINUED)
 CONSTRUCTION & MINING EQUIPMENT - (0.9%)
  Caterpillar Incorporated...............................     5,800 $   454,575
                                                                    -----------
 DOMESTIC OIL - (1.2%)
  Atlantic Richfield Company.............................     5,000     625,000
                                                                    -----------
 DRUGS & HEALTH CARE - (12.0%)
  American Home Products Corporation.....................    10,000     640,000
  Amgen Incorporated*....................................     7,000     427,875
  Bristol Myers Squibb Company...........................     7,000     913,500
  Humana Incorporated....................................    26,800     525,950
  Johnson & Johnson......................................    10,000     576,250
  Lilly Eli & Company....................................     8,000     699,000
  Medtronic Incorporated.................................    11,000     712,250
  Merck & Company Incorporated...........................    10,100     929,200
  Pfizer Incorporated....................................     5,000     458,125
  Tenet Healthcare Corporation*..........................    10,000     271,250
                                                                    -----------
                                                                      6,153,400
                                                                    -----------
 ELECTRICAL EQUIPMENT - (4.1%)
  Atmel Corporation*.....................................    15,000     560,625
  Emerson Electric Company...............................     5,000     495,000
  General Electric Company...............................    10,300   1,059,613
                                                                    -----------
                                                                      2,115,238
                                                                    -----------
 ELECTRONICS - (4.9%)
  Intel Corporation......................................    12,800   1,816,000
  Xilinx Incorporated*...................................    15,000     676,875
                                                                    -----------
                                                                      2,492,875
                                                                    -----------
 ENTERTAINMENT - (0.7%)
  Walt Disney Company....................................     5,000     371,250
                                                                    -----------
 FOOD & BEVERAGES - (3.3%)
  Coca Cola Company......................................    16,000     976,000
  Pepsico Incorporated...................................    10,600     348,475
  Sara Lee Corporation...................................     9,000     348,750
                                                                    -----------
                                                                      1,673,225
                                                                    -----------
 HOTELS & RESTAURANTS - (1.2%)
  McDonald's Corporation.................................    14,700     635,775
                                                                    -----------

                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

     SECURITY DESCRIPTION                                  SHARES      VALUE
     --------------------                                 --------- -----------
COMMON STOCKS - (CONTINUED)
 HOUSEHOLD PRODUCTS - (4.1%)
  Dial Corporation New...................................    50,000 $   750,000
  Procter & Gamble Company...............................    11,000   1,321,375
                                                                    -----------
                                                                      2,071,375
                                                                    -----------
 INSURANCE - (3.6%)
  Allstate Corporation...................................    10,000     633,750
  Conseco Incorporated...................................    20,000     785,000
  ITT Hartford Group Incorporated........................     5,800     435,000
                                                                    -----------
                                                                      1,853,750
                                                                    -----------
 INTERNATIONAL OIL - (5.1%)
  Exxon Corporation......................................     7,000     699,125
  Mobil Corporation......................................     7,600     932,900
  Texaco Incorporated....................................     9,900     978,862
                                                                    -----------
                                                                      2,610,887
                                                                    -----------
 LIQUOR - (1.7%)
  Anheuser Busch Companies, Incorporated.................    20,000     890,000
                                                                    -----------
 PAPER - (1.3%)
  Kimberly Clark Corporation.............................     6,100     646,600
                                                                    -----------
 RAILROADS & EQUIPMENT - (1.4%)
  Burlington Northern Incorporated.......................     4,600     382,950
  CSX Corporation........................................     7,000     322,875
                                                                    -----------
                                                                        705,825
                                                                    -----------
 SOFTWARE - (4.2%)
  Microsoft Corporation*.................................    14,200   1,384,500
  Oracle Systems Corporation*............................    20,000     785,000
                                                                    -----------
                                                                      2,169,500
                                                                    -----------
 TELEPHONE - (2.6%)
  GTE Corporation........................................    19,500     911,625
  SBC Communications Incorporated........................     7,100     408,250
                                                                    -----------
                                                                      1,319,875
                                                                    -----------
 TOBACCO - (2.3%)
  Philip Morris Companies, Incorporated..................     8,800   1,189,100
                                                                    -----------

                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

     SECURITY DESCRIPTION                                  SHARES      VALUE
     --------------------                                 --------- -----------
COMMON STOCKS - (CONTINUED)
 UTILITIES - (4.9%)
  Central & South West Corporation.......................    20,000 $   487,500
  Entergy Corporation....................................    20,000     527,500
  GPU Incorporated.......................................    20,000     700,000
  Public Service Company of Colorado.....................    20,000     780,000
                                                                    -----------
                                                                      2,495,000
                                                                    -----------
TOTAL COMMON STOCKS - (Cost $28,848,409).................            44,599,006
                                                                    -----------
PREFERRED STOCK - (1.6%)
 INSURANCE - (1.6%)
  Aetna Incorporated.....................................    10,000     806,250
                                                                    -----------
TOTAL PREFERRED STOCK - (Cost $708,100)..................               806,250
                                                                    -----------
                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                          --------- -----------
GOVERNMENT AND AGENCY BONDS - (1.3%)
 FEDERAL AGENCIES - (1.3%)
  Federal National Mortgage Association 8.050%,
   07/14/2004............................................ $ 650,000 $   651,625
                                                                    -----------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $649,670)......               651,625
                                                                    -----------
SHORT TERM INVESTMENTS - (9.8%)
 U.S. GOVERNMENT SECURITIES - (6.8%)
  United States Treasury Notes
   6.000%, 08/31/1997....................................   500,000     500,935
   5.750%, 09/30/1997....................................   500,000     500,545
   5.750%, 10/31/1997....................................   500,000     500,470
   6.000%, 11/30/1997....................................   500,000     501,170
   6.000%, 12/31/1997....................................   500,000     501,330
   5.125%, 02/28/1998....................................   500,000     496,720
   5.125%, 03/31/1998....................................   500,000     496,640
                                                                    -----------
                                                                      3,497,810
                                                                    -----------

                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ---------- -----------
 REPURCHASE AGREEMENT - (3.0%)
  State Street Bank and Trust Company 4.00%, dated
     2/28/97, $1,530,000, due 03/03/97, collateralized by
     $1,075,000, U.S. Treasury Bond, 11.25%, 02/15/15,
     with a value of $1,563,933.......................... $1,530,000 $ 1,530,000
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS - (Cost $5,028,407).........              5,027,810
                                                                     -----------
TOTAL INVESTMENTS - (Cost $35,234,586)--99.8%............             51,084,691
CASH, RECEIVABLES AND OTHER ASSETS, LESS
 LIABILITIES - 0.2%......................................                102,391
                                                                     -----------
NET ASSETS - 100.0%......................................            $51,187,082
                                                                     ===========

* Non-income producing security.

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                         PRINCIPAL
     SECURITY DESCRIPTION                                  AMOUNT      VALUE
     --------------------                                ---------- -----------
GOVERNMENT AND AGENCY BONDS - (67.8%)
 FEDERAL AGENCIES - (59.4%)
  Federal Home Loan Bank
   8.450%, 07/26/1999................................... $  150,000 $   157,266
   7.250%, 07/29/1999...................................    260,000     261,342
   7.585%, 02/10/2000...................................  1,000,000   1,032,340
   5.750%, 03/02/2001 (a)...............................    950,000     949,825
   7.050%, 06/24/2002...................................    500,000     497,110
   8.060%, 03/10/2005...................................    500,000     521,458
   7.250%, 06/27/2005...................................  1,000,000     985,940
   7.151%, 09/13/2005...................................    540,000     530,042
   7.000%, 01/24/2006...................................  1,000,000     975,000
   7.700%, 07/12/2010...................................  1,000,000     982,030
                                                                    -----------
                                                                      6,892,353
                                                                    -----------
  Federal Home Loan Mortgage Corporation
   8.000%, 02/01/1999...................................    112,212     115,228
   7.680%, 05/23/2001...................................    150,000     150,421
   7.900%, 09/19/2001...................................    280,000     294,524
   6.800%, 09/18/2002...................................    700,000     691,138
   6.600%, 03/25/2003...................................    700,000     685,237
   5.780%, 10/22/2003...................................    380,000     358,803
   8.030%, 04/06/2005...................................  1,475,000   1,489,293
   7.490%, 05/25/2005...................................  1,000,000     995,940
   7.250%, 06/08/2005...................................    500,000     494,220
   6.550%, 11/28/2005...................................    500,000     482,265
   6.910%, 11/30/2005...................................    500,000     481,405
   8.000%, 09/11/2006...................................  1,000,000   1,008,280
   7.500%, 01/01/2007...................................     27,206      27,223
   6.500%, 05/01/2008...................................    118,845     116,543
   6.770%, 03/21/2011...................................  1,000,000     940,310
   6.710%, 12/05/2011...................................  2,000,000   1,926,880
   6.500%, 02/15/2024...................................    197,863     196,120
                                                                    -----------
                                                                    $10,453,830
                                                                    -----------

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                         PRINCIPAL
     SECURITY DESCRIPTION                                  AMOUNT      VALUE
     --------------------                                ---------- -----------
GOVERNMENT AND AGENCY BONDS - (CONTINUED)
 FEDERAL AGENCIES - (CONTINUED)
  Federal National Mortgage Association
   8.800%, 07/25/1997................................... $  190,000 $   192,405
   5.550%, 10/05/1998 (a)...............................    650,000     640,595
   5.380%, 10/23/1998 (a)...............................    840,000     825,283
   7.000%, 07/01/1999...................................    757,307     762,524
   8.550%, 08/30/1999...................................    360,000     378,900
   7.900%, 04/10/2002...................................    700,000     700,763
   7.800%, 06/10/2002...................................    550,000     551,287
   7.000%, 08/12/2002...................................    280,000     276,805
   6.950%, 09/10/2002...................................    700,000     690,921
   7.300%, 10/28/2002...................................    280,000     279,345
   6.400%, 03/25/2003...................................  1,140,000   1,109,186
   7.600%, 04/14/2004...................................    190,000     188,813
   7.850%, 09/10/2004...................................    500,000     510,390
   8.420%, 10/27/2004...................................  1,000,000   1,012,810
   8.330%, 02/08/2005...................................  1,000,000   1,040,160
   7.650%, 03/10/2005...................................    500,000     526,955
   7.130%, 07/06/2005...................................  1,000,000     975,000
   8.000%, 05/15/2006...................................  1,000,000     998,750
   8.000%, 06/21/2006...................................  1,000,000   1,016,250
   7.500%, 10/05/2006...................................  1,000,000     995,569
   8.100%, 05/11/2010...................................  1,000,000   1,019,230
   8.000%, 08/02/2010...................................    500,000     500,630
   7.000%, 12/05/2011...................................  1,000,000     953,500
   7.000%, 12/12/2016...................................  1,000,000     935,000
                                                                    -----------
                                                                     17,081,071
                                                                    -----------
  Federal National Mortgage Association REMIC
   6.750%, 08/25/2021...................................    920,000     907,828
   7.050%, 04/25/2022...................................    925,000     925,592
                                                                    -----------
                                                                      1,833,420
                                                                    -----------
                                                                    $36,260,674
                                                                    -----------

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                         PRINCIPAL
     SECURITY DESCRIPTION                                  AMOUNT      VALUE
     --------------------                                ---------- -----------
GOVERNMENT AND AGENCY BONDS - (CONTINUED)
 HOUSING AND URBAN DEVELOPMENT BONDS - (0.4%)
  Allentown Pennsylvania U.S. Government Guaranteed Note
   8.400%, 08/01/1997................................... $   15,000 $    15,120
  Des Moines Iowa U.S. Government Guaranteed Note
   8.400%, 08/07/1997...................................     30,000      30,241
  New Haven Connecticut U.S. Government Guaranteed Note
   8.400%, 08/01/1997...................................     30,000      30,241
  Sacramento California Housing & Redevelopment 8.400%,
   08/01/1997...........................................     50,000      50,620
  Syracuse New York Industrial Development Agency USG
   8.400%, 08/01/1997...................................    115,000     115,937
                                                                    -----------
                                                                        242,159
                                                                    -----------
U.S. GOVERNMENT SECURITIES - (8.0%)
 United States Treasury Note
  5.125%, 02/28/1998....................................    460,000     456,982
  5.125%, 04/30/1998....................................    920,000     912,815
  6.250%, 06/30/1998....................................    500,000     502,265
  9.250%, 08/15/1998....................................    135,000     141,117
  7.125%, 10/15/1998....................................    750,000     762,772
  5.875%, 03/31/1999....................................    380,000     378,396
  7.000%, 04/15/1999....................................  1,000,000   1,017,500
  6.000%, 10/15/1999....................................    690,000     687,199
                                                                    -----------
                                                                      4,859,046
                                                                    -----------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $41,216,981)..            $41,361,879
                                                                    -----------

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                         PRINCIPAL
     SECURITY DESCRIPTION                                  AMOUNT      VALUE
     --------------------                                ---------- -----------
CORPORATE BONDS - (28.2%)
 FINANCE & BANKING - (10.4%)
  Associates Corporation NA
   7.125%, 05/15/2000................................... $1,000,000 $ 1,014,424
  Ford Capital BV
   9.375%, 05/15/2001...................................    380,000     415,469
  General Electric Capital Corporation
   7.730%, 02/13/2002...................................    400,000     418,728
  Merrill Lynch & Company Incorporated
   8.000%, 02/01/2002...................................    325,000     341,636
   8.230%, 04/30/2002(a)................................    500,000     501,640
   8.300%, 11/01/2002...................................    460,000     492,053
   8.000%, 06/01/2007...................................    500,000     532,957
                                                                    -----------
                                                                      1,868,286
                                                                    -----------
  Morgan Stanley Group Incorporated
   8.100%, 06/24/2002...................................    460,000     485,489
  National Rural Utilities Cooperative Finance
   7.300%, 09/15/2006...................................  1,000,000   1,019,589
  Texaco Capital Incorporated
   9.000%, 12/15/1999...................................    340,000     361,479
  Toyota Motor Credit Corporation
   7.130%, 09/26/2006...................................    500,000     496,662
  United Postal Savings Association
   9.000%, 07/26/1999...................................    250,000     263,865
                                                                    -----------
                                                                      6,343,991
                                                                    -----------
 INDUSTRIALS - (10.5%)
  Anheuser Busch Companies, Incorporated
   8.750%, 12/01/1999...................................    225,000     237,191
  duPont (EI) de Nemours & Company
   8.125%, 03/15/2004...................................    265,000     284,728
  Ford Motor Company
   9.000%, 09/15/2001...................................    280,000     304,599
   9.500%, 09/15/2011...................................    230,000     274,742
                                                                    -----------
                                                                        579,341
                                                                    -----------

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                          PRINCIPAL
     SECURITY DESCRIPTION                                   AMOUNT     VALUE
     --------------------                                 ---------- ----------
CORPORATE BONDS - (CONTINUED)
 INDUSTRIALS - (CONTINUED)
  Kimberly Clark Corporation
   8.625%, 05/01/2001.................................... $  280,000 $  300,579
  Lilly Eli & Company
   8.125%, 12/01/2001....................................    500,000    529,624
  Loews Corporation
   8.500%, 04/15/1998....................................    175,000    179,195
   6.750%, 12/15/2006....................................    500,000    482,665
                                                                     ----------
                                                                        661,860
                                                                     ----------
  Monsanto Company
   8.800%, 07/15/1997....................................    150,000    151,707
   8.750%, 05/15/2001....................................    200,000    214,049
                                                                     ----------
                                                                        365,756
                                                                     ----------
  Pepsico Incorporated
   7.625%, 11/01/1998....................................    280,000    286,036
  Philip Morris Companies Incorporated
   8.750%, 06/01/2001....................................    250,000    266,837
   7.500%, 01/15/2002....................................    360,000    367,765
   7.250%, 01/15/2003....................................    700,000    705,517
                                                                     ----------
                                                                      1,340,119
                                                                     ----------
  R R Donnelley & Sons Company
   7.000%, 01/01/2003....................................    700,000    705,864
  Rockwell International Corporation
   8.375%, 02/15/2001....................................    280,000    297,081
  Shell Canada Limited
   7.375%, 06/01/1999....................................    265,000    270,038
  Wal-Mart Stores Incorporated
   8.625%, 04/01/2001....................................    430,000    460,573
  Weyerhaeuser Company
   8.940%, 04/09/2001....................................    100,000    107,796
                                                                     ----------
                                                                      6,426,586
                                                                     ----------
 TRANSPORTATION - (0.4%)
  Norfolk & Southern Railway Company
   7.750%, 08/15/2005....................................    225,000    236,638
                                                                     ----------

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                        PRINCIPAL
     SECURITY DESCRIPTION                                 AMOUNT      VALUE
     --------------------                               ---------- ------------
CORPORATE BONDS - (CONTINUED)
 UTILITIES - (6.9%)
  AT & T Corporation
   7.125%, 01/15/2002.................................. $  960,000 $    975,203
  Carolina Telephone & Telegraph Company
   7.250%, 12/15/2004..................................  1,000,000    1,011,982
  General Telephone California
   6.750%, 12/01/1997..................................    750,000      750,435
  Northern Telecom Limited
   8.750%, 06/12/2001..................................    430,000      461,695
  Pacific Bell
   7.250%, 07/01/2002..................................  1,000,000    1,021,991
                                                                   ------------
                                                                      4,221,306
                                                                   ------------
TOTAL CORPORATE BONDS - (Cost $16,891,666).............              17,228,521
                                                                   ------------
SHORT TERM INVESTMENTS - (2.5%)
 REPURCHASE AGREEMENT - (2.5%)
  State Street Bank and Trust Company
   4.00%, dated 2/28/97, $1,542,000, due 03/03/97, col-
   lateralized by $1,085,000, U.S. Treasury Bond,
   11.25%, 02/15/15, with a value of $1,578,481........  1,542,000    1,542,000
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS - (Cost $1,542,000).......               1,542,000
                                                                   ------------
TOTAL INVESTMENTS - (Cost $59,650,647)--98.5%..........              60,132,400
CASH, RECEIVABLES AND OTHER ASSETS, LESS
 LIABILITIES - 1.5%....................................                 898,918
                                                                   ------------
NET ASSETS - 100.0%....................................            $ 61,031,318
                                                                   ============

(a) Interest rate resets annually.
                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1997 (UNAUDITED)

                                                         GROWTH &   INTERMEDIATE
                                                          INCOME     GOVERNMENT
                                                           FUND      BOND FUND
                                                        ----------- ------------
ASSETS:
 Investments in securities, at value
  (cost $33,704,586, $58,108,647, respectively).......  $49,554,691 $58,590,400
 Repurchase agreements, at value and cost.............    1,530,000   1,542,000
 Cash.................................................          271         334
 Receivable for fund shares sold......................       11,468      79,878
 Dividends receivable.................................      101,967           0
 Interest receivable..................................       51,941   1,105,799
 Deferred organizational expenses.....................       26,418      51,587
 Prepaid insurance expense............................        4,852       7,029
                                                        ----------- -----------
  TOTAL ASSETS........................................   51,281,608  61,377,027
                                                        ----------- -----------
LIABILITIES:
 Payable for fund shares redeemed.....................        5,972          83
 Investment advisory fee payable (Note 3).............       19,774      18,762
 Distributions payable................................            0     235,098
 Administrative fee payable (Note 3)..................        7,514       8,913
 Trustees fees payable................................        7,983       7,982
 Legal fees payable...................................       21,795      31,762
 Other accrued expenses and liabilities...............       31,488      43,109
                                                        ----------- -----------
  TOTAL LIABILITIES...................................       94,526     345,709
                                                        ----------- -----------
NET ASSETS............................................  $51,187,082 $61,031,318
                                                        =========== ===========
NET ASSETS CONSIST OF:
 Paid-in capital......................................   34,950,271  60,783,361
 Undistributed (distributed in excess of) net invest-
  ment income.........................................      124,791     (22,614)
 Accumulated realized gain (loss) on investments -
   net................................................      261,915    (211,182)
 Unrealized appreciation on investments - net.........   15,850,105     481,753
                                                        ----------- -----------
NET ASSETS............................................  $51,187,082 $61,031,318
                                                        =========== ===========
Shares of beneficial interest outstanding, no par val-
 ue...................................................    2,631,098   4,861,503
Net asset value and redemption price per share........  $     19.45 $     12.55
Maximum offering price per share ($19.45/0.96 and
 $12.55/0.96).........................................  $     20.26 $     13.07

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                 SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

                                                        GROWTH &   INTERMEDIATE
                                                         INCOME     GOVERNMENT
                                                          FUND      BOND FUND
                                                       ----------  ------------
INVESTMENT INCOME:
 Interest............................................. $  146,553   $2,105,016
 Dividends............................................    439,380            0
                                                       ----------   ----------
  TOTAL INCOME........................................    585,933    2,105,016
                                                       ----------   ----------
EXPENSES:
 Investment advisory fees (Note 3)....................    172,554      147,416
 12b-1 fees (Note 3)..................................     57,518       73,708
 Administration fees (Note 3).........................     43,714       56,018
 Transfer agent fees..................................     25,588       20,828
 Professional fees....................................     19,592       28,511
 Custodian fees.......................................     27,968       33,919
 Amortization of deferred organizational expenses.....      5,229       10,214
 Trustees' fees.......................................     10,413       10,413
 Other expenses.......................................     11,305       15,502
                                                       ----------   ----------
  Total expenses before reductions and waivers........    373,881      396,529
 Reductions and waivers of expenses (Note 3)..........   (115,036)    (103,191)
                                                       ----------   ----------
  TOTAL EXPENSES, net of reimbursements and waivers...    258,845      293,338
                                                       ----------   ----------
NET INVESTMENT INCOME.................................    327,088    1,811,678
                                                       ----------   ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENT TRANSACTIONS:
 Realized gain on investments - net...................    270,546       57,485
 Net change in unrealized appreciation on invest-
  ments - net.........................................  8,295,002      506,896
                                                       ----------   ----------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENT
  TRANSACTIONS........................................  8,565,548      564,381
                                                       ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...................................... $8,892,636   $2,376,059
                                                       ==========   ==========

                       See notes to financial statements.

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                  SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                               FEBRUARY 28, 1997 AUGUST 31, 1996
                                               ----------------- ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
 Net investment income.......................     $   327,088      $   565,292
 Net realized gain on investments............         270,546        1,077,400
 Net change in unrealized appreciation on in-
  vestments..................................       8,295,002        4,250,144
                                                  -----------      -----------
 Net increase in net assets resulting from
  operations.................................       8,892,636        5,892,836
                                                  -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.......................        (316,756)        (522,116)
 Net realized gains..........................        (917,850)         (60,437)
                                                  -----------      -----------
 Net decrease in net assets resulting from
  distributions to shareholders..............      (1,234,606)        (582,553)
                                                  -----------      -----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold...................       4,627,285        6,430,315
 Shares issued in reinvestment of distribu-
  tions......................................       1,023,018          239,172
 Payments for shares redeemed................      (2,116,183)      (2,268,580)
                                                  -----------      -----------
 Net increase in net assets from fund share
  transactions...............................       3,534,120        4,400,907
                                                  -----------      -----------
NET INCREASE IN NET ASSETS...................      11,192,150        9,711,190
                                                  -----------      -----------
NET ASSETS:
 Beginning of period.........................      39,994,932       30,283,742
                                                  -----------      -----------
 End of period (1)...........................     $51,187,082      $39,994,932
                                                  ===========      ===========
(1) INCLUDES UNDISTRIBUTED NET INVESTMENT IN-
 COME........................................     $   124,791      $   114,458
                                                  ===========      ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                 SIX MONTHS          YEAR
                                                    ENDED            ENDED
                                              FEBRUARY 28, 1997 AUGUST 31, 1996
                                              ----------------- ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
 Net investment income.......................    $ 1,811,678      $ 3,275,349
 Net realized gain on investments............         57,485           67,299
 Net change in unrealized appreciation (de-
  preciation) on investments.................        506,896       (1,523,540)
                                                 -----------      -----------
 Net increase in net assets resulting from
  operations.................................      2,376,059        1,819,108
                                                 -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.......................     (1,835,759)      (3,277,592)
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold...................      5,841,775       11,087,902
 Shares issued in reinvestment of distribu-
  tions......................................        339,434          636,548
 Payments for shares redeemed................     (2,454,139)      (5,587,492)
                                                 -----------      -----------
 Net increase in net assets from fund share
  transactions...............................      3,727,070        6,136,958
                                                 -----------      -----------
NET INCREASE IN NET ASSETS...................      4,267,370        4,678,474
                                                 -----------      -----------
NET ASSETS:
 Beginning of period.........................     56,763,948       52,085,474
                                                 -----------      -----------
 End of period (1)...........................    $61,031,318      $56,763,948
                                                 ===========      ===========
(1) INCLUDES UNDISTRIBUTED (DISTRIBUTED IN
 EXCESS OF ) NET INVESTMENT INCOME...........    $   (22,614)     $     1,466
                                                 ===========      ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                             GROWTH & INCOME FUND
                       FINANCIAL HIGHLIGHTS (UNAUDITED)

     Selected data for a share of stock outstanding throughout each period

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               SIX MONTHS          YEAR       SEPTEMBER 1, 1994*
                                  ENDED            ENDED           THROUGH
                            FEBRUARY 28, 1997 AUGUST 31, 1996  AUGUST 31, 1995
                            ----------------- --------------- ------------------
Net asset value, beginning
 of period................       $ 16.42          $ 14.05          $ 12.50
                                 -------          -------          -------
Net investment income.....          0.13             0.24             0.25
Net realized and
 unrealized gain on in-
 vestments................          3.40             2.39             1.52
                                 -------          -------          -------
Total from investment op-
 erations.................          3.53             2.63             1.77
                                 -------          -------          -------
Less distributions:
Dividends from net invest-
 ment income..............         (0.13)           (0.23)           (0.22)
Dividends from net real-
 ized gains...............         (0.37)           (0.03)            0.00
                                 -------          -------          -------
Total dividends and dis-
 tributions...............         (0.50)           (0.26)           (0.22)
                                 -------          -------          -------
Net asset value, end of
 period...................       $ 19.45          $ 16.42          $ 14.05
                                 =======          =======          =======
Total investment return
 (1)......................         21.67%           18.77%           14.33%
                                 =======          =======          =======
RATIOS AND SUPPLEMENTAL
 DATA:
-----------------------
Net assets, end of period
 ($000's).................       $51,187          $39,995          $30,284
Ratio of expenses to aver-
 age net assets...........          1.13%            1.27%            1.25%
Ratio of net investment
 income to average net
 assets...................          1.42%            1.56%            1.98%
Portfolio turnover rate...            12%              31%              41%
Average commission rate
 (2)......................       $0.0600          $0.0600               NA

-------------------------------------------------------------------------------
Net investment income per share and the annualized ratios of expenses and net investment income to average net assets before reductions and waivers of fees by the advisor, distributor and administrator were $0.09, 1.63% and 0.92% for the six months ended February 28, 1997, $0.17, 1.77% and 1.06%, for the year ended August 31, 1996 and $0.13, 1.88% and 1.35% for the period September 1, 1994* through August 31, 1995, respectively.

 * Commencement of operations.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(2) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

                      See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                       FINANCIAL HIGHLIGHTS (UNAUDITED)

     Selected data for a share of stock outstanding throughout each period

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               SIX MONTHS          YEAR       SEPTEMBER 1, 1994*
                                  ENDED            ENDED           THROUGH
                            FEBRUARY 28, 1997 AUGUST 31, 1996  AUGUST 31, 1995
                            ----------------- --------------- ------------------
Net asset value, beginning
 of period................       $ 12.43          $ 12.75          $ 12.50
                                 -------          -------          -------
Net investment income.....          0.38             0.76             0.74
Net realized and
 unrealized gain (loss) on
 investments..............          0.13            (0.32)            0.25
                                 -------          -------          -------
Total from investment op-
 erations.................          0.51             0.44             0.99
                                 -------          -------          -------
Less distributions:
Dividends from net invest-
 ment income..............         (0.39)           (0.76)           (0.74)
                                 -------          -------          -------
Total dividends and dis-
 tributions...............         (0.39)           (0.76)           (0.74)
                                 -------          -------          -------
Net asset value, end of
 period...................       $ 12.55          $ 12.43          $ 12.75
                                 =======          =======          =======
Total investment return
 (1)......................          4.12%            3.48%            8.30%
                                 =======          =======          =======
RATIOS AND SUPPLEMENTAL
 DATA:
Net assets, end of period
 ($000's).................       $61,031          $56,764          $52,085
Ratio of expenses to aver-
 age net assets...........          0.99%            1.05%            1.10%
Ratio of net investment
 income to average net
 assets...................          6.14%            5.97%            6.00%
Portfolio turnover rate...             9%              20%              34%

-------------------------------------------------------------------------------
Net investment income per share and the annualized ratios of expenses and net investment income to average net assets before reductions and waivers of fees by the advisor, distributor and administrator were $0.36, 1.34% and 5.79% for the six months ended February 28, 1997, $0.72, 1.40% and 5.62%, for the year ended August 31, 1996 and $0.70, 1.43% and 5.66% for the period September 1, 1994* through August 31, 1995, respectively.

 * Commencement of operations.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

                      See notes to financial statements.

                                  MAGNA FUNDS
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994: the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith under procedures determined by the Trustees. At February 28, 1997, there were no board valued securities.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase would be calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: Deferred organizational expenses are being amortized over a period of sixty months.

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund declares dividends from net investment income daily and makes payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, "post October 31 losses", and excise tax regulations.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. AGREEMENTS AND FEES

The Trust has entered into an Investment Advisory Agreement with Magna Bank, N.A. ("Magna"). Under this agreement, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of each Fund. This fee is 0.75% for the Magna Growth & Income Fund, and 0.50% for the Magna Intermediate Government Bond Fund. Effective September 1, 1995, Magna has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of average daily net assets through August 31, 1997. For the six months ended February 28, 1997, Magna waived investment advisory fees of $57,518 and $29,483, for the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund, respectively.

The Trust has entered into an Administration Services Agreement with Ernst Asset Management Corporation ("EAMC") (the Trust's "Administrator"), a wholly owned subsidiary of Ernst & Company ("Ernst") (the Trust's "Distributor"). Under this agreement, each Fund pays a fee, calculated daily and paid monthly, at the rate of 0.19% of the first $125 million of each Fund's average daily net assets, 0.17% of the next $125 million of such assets and 0.15% of such assets in excess of $250 million.

The Trust has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of the plan is to compensate the Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the six months ended February 28, 1997, the Distributor waived $131,226 of service fees.

The Administration Agreement with EAMC will be terminated effective June 1, 1997, at which time BISYS Fund Services will become the Administrator and Distributor of the Trust.

Each of the Trust's Trustees who are not affiliated with Magna receive an annual fee of $5,000 plus $500 for each meeting attended.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the six months ended February 28, 1997 were as follows:

                                      NON-U.S.     U.S.     NON-U.S.     U.S.
                                     GOVERNMENT GOVERNMENT GOVERNMENT GOVERNMENT
                                     PURCHASES  PURCHASES    SALES      SALES
                                     ---------- ---------- ---------- ----------
Growth & Income Fund................ $6,853,093 $3,500,195 $3,815,244 $1,500,000
Intermediate Government Bond Fund...  1,994,260  6,468,438    722,848  4,593,390

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at February 28, 1997 were as follows:

                                        GROSS         GROSS
                         IDENTIFIED   UNREALIZED    UNREALIZED   NET UNREALIZED
                            COST     APPRECIATION (DEPRECIATION)  APPRECIATION
                         ----------- ------------ -------------- --------------
Growth & Income Fund.... $35,234,586 $15,955,297    $(105,192)    $15,850,105
Intermediate Government
 Bond Fund..............  59,650,647     932,449     (450,696)        481,753

5. FUND SHARE TRANSACTIONS

Share activity for the Funds were as follows:

                                                  MAGNA GROWTH & INCOME FUND
                                               ---------------------------------
                                                  SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                               FEBRUARY 28, 1997 AUGUST 31, 1996
                                               ----------------- ---------------
     Shares sold..............................      252,255          408,171
     Shares issued in reinvestment............       55,579           15,343
     Shares redeemed..........................     (112,983)        (143,015)
                                                   --------         --------
     Net increase.............................      194,851          280,499
                                                   ========         ========

                               MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                               ---------------------------------------
                                    SIX MONTHS                  YEAR
                                      ENDED                    ENDED
                                FEBRUARY 28, 1997         AUGUST 31, 1996
                               --------------------      -------------------
     Shares sold..............                 462,053                  871,641
     Shares issued in rein-
      vestment................                  26,878                   50,161
     Shares redeemed..........                (194,008)                (439,287)
                                   -------------------      -------------------
     Net increase.............                 294,923                  482,515
                                   ===================      ===================

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INVESTMENT ADVISOR
Magna Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 63144

ADMINISTRATOR
Ernst Asset Management Corporation
60 State Street
Suite 700
Boston, Massachusetts 02109

SUB-ADMINISTRATOR, TRANSFER AND
DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8500
Boston, Massachusetts 02266

DISTRIBUTOR
Ernst & Company
One Battery Park Plaza
New York, New York 10004-1478

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L. L. P.
One Post Office Square
Boston, Massachusetts 02109

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                                  MAGNA FUNDS
                               A FAMILY OF FUNDS

                              SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

                                60 STATE STREET
                                   SUITE 700
                               BOSTON, MA 02109
                                (617) 267-2525

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This report and the financial statements contained herein are provided for the general information of the shareholders of the Magna Funds. For a free prospectus containing more complete information, call (800) 219-4182. Read the prospectus carefully before you invest or send money.

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